Equity Method Investments	12 Months Ended
Dec. 31, 2020
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Equity Method Investments
Note 8: Equity Method Investments
Equity method investments are primarily comprised of the Company’s former 45% investment in Refinitiv, a provider of market and financial data and analytics, with trading venues across asset classes. Private equity funds affiliated with Blackstone owned the remaining 55%. As the Company had significant influence in the financial and operating policy decisions of Refinitiv, the investment was accounted for under the equity method. Refinitiv Holdings Ltd. is an exempted company incorporated with limited liability under the laws of the Cayman Islands with corporate offices in New York and London. In accordance with its debt covenants, Refinitiv is limited in its ability to pay dividends to its investors, subject to certain exceptions.
The Company’s share of
post-tax
(losses) earnings in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,

	2020	2019
Refinitiv (45% ownership interest)	(554)	(609)
Other equity method investments	10	10
Total share of post-tax losses in equity method investments	(544)	(599)
The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	December 31,

	2020	2019
Refinitiv (45% ownership interest)	981	1,387
Other equity method investments	155	164
Total equity method investments	1,136	1,551

Set forth below is summarized financial information for 100% of Refinitiv, and a reconciliation to the Company’s carrying value of its investment.

	Year ended December 31,

	2020	2019
Revenues	6,513	6,250
Net loss	(1,137)	(1,278)
Remove: Net earnings attributable to non-controlling interests	(95)	(75)
Net loss attributable to Refinitiv	(1,232)	(1,353)
Other comprehensive income (loss) attributable to Refinitiv	330	(78)
Total comprehensive loss attributable to Refinitiv	(902)	(1,431)

	December 31,

	2020	2019
Assets
Current assets	2,071	2,031
Non-current assets	21,094	20,709
Total assets	23,165	22,740
Liabilities
Current liabilities	3,995	3,398
Non-current liabilities	14,268	13,964
Total liabilities	18,263	17,362
Net assets	4,902	5,378
Non-controlling interests	(2,415)	(2,100)
Other (1)	(306)	(195)
Net assets attributable to Refinitiv	2,181	3,083
Net assets attributable to Refinitiv - beginning period	3,083	4,514
Net loss attributable to Refinitiv	(1,232)	(1,353)
Other comprehensive income (loss) attributable to Refinitiv	330	(78)
Net assets attributable to Refinitiv - ending period	2,181	3,083
Thomson Reuters % share	45%	45%
Thomson Reuters carrying amount	981	1,387
(1) Consists primarily of equity transactions excluded from Thomson Reuters 45% share of total comprehensive loss.
Refer to note 31 for related party transactions with Refinitiv.
On January 29, 2021, the Company and private equity funds affiliated with Blackstone sold Refinitiv to LSEG (see note 32). The terms of the Company’s investment in Refinitiv included warrants that provided for an exchange of value between private equity funds affiliated with Blackstone and the Company at the time of a change in control of Refinitiv, depending on the value of Refinitiv. As a result of the LSEG transaction, the exercise of the warrants in connection with the closing of the transaction entitled the Company to receive an additional 4.5 million shares of Refinitiv. These warrants were a derivative instrument, recorded within “Other financial assets – current” in the consolidated statement of financial position and accounted for at fair value each reporting period. Changes in value were recorded within “O ther o
perating gains, net” in the consolidated income statement (see notes 6 and 19).